Portfolio of Investments March 31, 2026
Global Equity Income
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.2%
142381721 COMMON STOCKS - 90.9%
AUSTRALIA - 1.8%
77,293 BHP Group Ltd $ 2,796,656
TOTAL AUSTRALIA 2,796,656
BELGIUM - 1.4%
7,283 UCB S.A. 2,194,344
TOTAL BELGIUM 2,194,344
FINLAND - 1.4%
133,345 Nordea Bank Abp 2,296,089
TOTAL FINLAND 2,296,089
FRANCE - 2.0%
8,828 Airbus SE 1,669,135
17,303 Publicis Groupe S.A. 1,432,160
TOTAL FRANCE 3,101,295
GERMANY - 5.8%
5,224 Allianz SE 2,206,191
8,217 Deutsche Boerse AG. 2,407,132
55,109 Deutsche Post AG. 2,904,625
6,868 Siemens AG. 1,673,279
TOTAL GERMANY 9,191,227
HONG KONG - 3.9%
1,434,000 Hang Lung Properties Ltd 1,604,633
330,783 Prudential plc 4,598,913
TOTAL HONG KONG 6,203,546
ITALY - 1.5%
209,476 Enel S.p.A 2,290,165
TOTAL ITALY 2,290,165
JAPAN - 6.8%
98,350 Mitsubishi Electric Corp 3,216,741
72,460 Mitsui & Co Ltd 2,800,770
147,500 Sumitomo Mitsui Trust Group, Inc 4,698,852
TOTAL JAPAN 10,716,363
NETHERLANDS - 4.0%
20,068 Heineken NV 1,543,597
90,937 ING Groep NV 2,360,422
30,113 NN Group NV 2,351,702
TOTAL NETHERLANDS 6,255,721
NORWAY - 1.4%
125,096 Telenor ASA 2,200,152
TOTAL NORWAY 2,200,152
SINGAPORE - 1.6%
148,120 Oversea-Chinese Banking Corp Ltd 2,536,962
TOTAL SINGAPORE 2,536,962
SOUTH KOREA - 1.7%
33,619 Samsung Electronics Co Ltd 2,713,844
TOTAL SOUTH KOREA 2,713,844
SWITZERLAND - 1.2%
26,109 DSM-Firmenich AG. 1,867,421
TOTAL SWITZERLAND 1,867,421
UNITED KINGDOM - 3.4%
12,408 AstraZeneca plc 2,426,260
179,954 National Grid plc 3,037,641
TOTAL UNITED KINGDOM 5,463,901
UNITED STATES - 53.0%
19,111 Abbott Laboratories 1,962,126
52,665 Alliant Energy Corp 3,779,241
9,080 Alphabet, Inc, Class A 2,611,045
86,844 AT&T, Inc 2,517,607

Portfolio of Investments March 31, 2026
(continued)
Global Equity Income

SHARES DESCRIPTION VALUE
UNITED STATES (continued)
10,502 Broadcom, Inc $ 3,250,474
10,896 Cheniere Energy, Inc 3,091,849
21,437 Chevron Corp 4,435,315
33,240 Cisco Systems, Inc 2,579,092
31,912 Coca-Cola Co 2,426,907
5,768 Eaton Corp plc 2,063,041
6,986 Elevance Health, Inc 2,045,152
71,989 Enterprise Products Partners LP 2,724,064
28,379 Eversource Energy 1,966,097
43,407 Fifth Third Bancorp 2,016,689
5,634 General Dynamics Corp 1,933,702
32,923 General Motors Co 2,452,764
497,349 Haleon plc 2,461,377
6,969 Home Depot, Inc 2,292,034
10,556 JPMorgan Chase & Co 3,105,153
3,758 Meta Platforms, Inc 2,150,065
26,292 Mondelez International, Inc, Class A 1,515,471
2,984 Regeneron Pharmaceuticals, Inc 2,305,558
5,570 Roche Holding AG. 2,222,936
30,166 Sanofi S.A. 2,913,124
63,367 Shell plc 2,934,846
62,123 Smurfit Westrock plc 2,475,602
8,189 Texas Instruments, Inc 1,589,813
24,103 T-Mobile US, Inc 5,062,354
22,146 Walmart, Inc 2,752,305
31,595 Walt Disney Co 3,045,126
48,651 Wells Fargo & Co 3,873,106
TOTAL UNITED STATES 82,554,035
TOTAL COMMON STOCKS
(Cost $93,227,691) 142,381,721
SHARES DESCRIPTION RATE VALUE
3,179,120 CONVERTIBLE PREFERRED SECURITIES - 2.0%
UNITED STATES - 2.0%
49,000 Boeing Co 6.000% 3,179,120
TOTAL UNITED STATES 3,179,120
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $2,824,879) 3,179,120
SHARES DESCRIPTION RATE ISSUE PRICE CAP PRICE MATURITY VALUE
6787691 STRUCTURED NOTES - 4.3%
3,100 JPMorgan Chase Bank,
Mandatory Exchangeable Notes,
Linked to Common Stock of
Amazon.com, Inc. (Cap 110.64%
of the Issue Price)
11.000% $238.3400 $263.7090 07/21/26 665,578
13,750 Merrill Lynch BV, Linked To
Builders Firstsource Inc. (Cap
124.94% of the Issue Price)
11.000 $112.1500 $140.1202 08/26/26 1,186,716
19,800 Merrill Lynch BV, Linked To
Echostar Corp. (Cap 115.70% of
the Issue Price)  , Reg S
19.000 $10.0000 $86.5128 06/08/26 1,723,794
1,050 Merrill Lynch BV, Linked To
Regeneron Pharmaceuticals Inc.
(Cap 111.57% of the Issue Price)
12.000 $707.5227 $789.3831 05/18/26 781,794
16,850 Nomura America Finance LLC,
Linked to Common Stock of
Netflix, Inc. (Cap 116.70% of the
Issue Price)
12.000 $76.1136 $88.8246 08/25/26 1,458,304

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION RATE ISSUE PRICE CAP PRICE MATURITY VALUE
4,900 Nomura America Finance LLC,
Linked to Common Stock of Take-
Two Interactive Software, Inc.
(Cap 114.40% of the Issue Price)
10.000% $208.7114 $238.7658 09/22/26 $ 971,505
TOTAL STRUCTURED NOTES
(Cost $6,809,555) 6,787,691
TOTAL LONG-TERM INVESTMENTS
(Cost $102,862,125) 152,348,532
OTHER ASSETS & LIABILITIES, NET -  2.8% 4,336,615
NET ASSETS - 100% $ 156,685,147
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
Global Equity Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 74,221,904 $ 68,159,817 $ – $ 142,381,721
Convertible Preferred Securities 3,179,120 – – 3,179,120
Structured Notes – 6,787,691 – 6,787,691
Total $ 77,401,024 $ 74,947,508 $ – $ 152,348,532

Portfolio of Investments March 31, 2026
Multi Cap Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.1%
1037805786 COMMON STOCKS - 97 .1% 1037805786
AUTOMOBILES & COMPONENTS - 3.5%
857,095 Ford Motor Co $ 9,890,876
361,553 General Motors Co 26,935,699
TOTAL AUTOMOBILES & COMPONENTS 36,826,575
BANKS - 9.2%
303,781 Citigroup, Inc 34,451,802
93,685 JPMorgan Chase & Co 27,558,380
340,880 Wells Fargo & Co 27,137,457
136,805 Western Alliance Bancorp 9,692,634
TOTAL BANKS 98,840,273
CAPITAL GOODS - 13.7%
98,080 (a) Boeing Co 19,520,862
452,017 Flowserve Corp 33,227,769
75,418 General Dynamics Corp 25,884,966
27,774 Hubbell, Inc 13,629,813
146,609 nVent Electric plc 17,340,913
162,817 Regal Rexnord Corp 30,489,111
63,123 Timken Co 6,348,280
TOTAL CAPITAL GOODS 146,441,714
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.6%
83,032 (a) Amazon.com, Inc 17,293,075
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 17,293,075
CONSUMER DURABLES & APPAREL - 0.6%
57,992 PulteGroup, Inc 6,820,439
TOTAL CONSUMER DURABLES & APPAREL 6,820,439
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.2%
192,066 Target Corp 23,278,399
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 23,278,399
ENERGY - 10.9%
268,820 Baker Hughes Co 16,411,461
114,033 Cheniere Energy, Inc 32,358,004
95,771 Chevron Corp 19,815,020
989,646 Permian Resources Holdings, Inc, Class A 21,099,253
289,136 Shell plc, ADR 26,889,648
TOTAL ENERGY 116,573,386
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.2%
97,675 Camden Property Trust 9,538,941
80,534 Simon Property Group, Inc 15,022,007
262,253 STAG Industrial, Inc 9,456,843
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 34,017,791
FINANCIAL SERVICES - 7.3%
131,770 Capital One Financial Corp 24,038,801
144,032 (a) Fiserv, Inc 8,036,986
103,182 Morgan Stanley 16,980,662
883,700 Perella Weinberg Partners 16,047,992
103,957 State Street Corp 13,156,798
TOTAL FINANCIAL SERVICES 78,261,239
FOOD, BEVERAGE & TOBACCO - 1.9%
354,206 Mondelez International, Inc, Class A 20,416,434
TOTAL FOOD, BEVERAGE & TOBACCO 20,416,434
HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
1,100,603 Kenvue, Inc 18,974,396
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 18,974,396
INSURANCE - 4.8%
25,192 Aon plc, Class A 8,131,474
28,579 Everest Group Ltd 9,341,046
2,270,108 (a) Genworth Financial, Inc 18,433,276

SHARES DESCRIPTION VALUE
INSURANCE (continued)
50,461 RenaissanceRe Holdings Ltd $ 14,998,523
TOTAL INSURANCE 50,904,319
MATERIALS - 3.6%
314,616 DuPont de Nemours, Inc 14,409,413
106,975 Innospec, Inc 7,811,315
406,098 Smurfit Westrock plc 16,183,005
TOTAL MATERIALS 38,403,733
MEDIA & ENTERTAINMENT - 5.4%
79,860 Alphabet, Inc, Class A 22,964,541
1,125,708 (a) TripAdvisor, Inc 12,000,047
231,262 Walt Disney Co 22,289,032
TOTAL MEDIA & ENTERTAINMENT 57,253,620
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
1,124,855 (a) ADMA Biologics, Inc 10,134,944
83,153 AstraZeneca plc 16,399,435
115,945 Gilead Sciences, Inc 16,159,255
1,957,156 Haleon plc, ADR 19,591,131
25,092 Regeneron Pharmaceuticals, Inc 19,387,082
348,065 Sanofi S.A., ADR 16,769,772
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 98,441,619
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
474,592 (a) Intel Corp 20,943,746
255,070 Power Integrations, Inc 13,059,584
118,524 Qnity Electronics, Inc 13,675,299
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 47,678,629
SOFTWARE & SERVICES - 3.9%
138,365 (a) Akamai Technologies, Inc 15,891,220
615,826 Gen Digital, Inc 11,596,003
26,688 Oracle Corp 3,926,072
396,328 (a) Teradata Corp 10,157,887
TOTAL SOFTWARE & SERVICES 41,571,182
TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
576,443 (a) Viasat, Inc 26,401,089
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 26,401,089
TELECOMMUNICATION SERVICES - 2.1%
776,703 AT&T, Inc 22,516,620
TOTAL TELECOMMUNICATION SERVICES 22,516,620
UTILITIES - 5.3%
143,716 Alliant Energy Corp 10,313,060
81,285 Duke Energy Corp 10,643,458
275,552 Eversource Energy 19,090,243
167,191 Pinnacle West Capital Corp 16,844,493
TOTAL UTILITIES 56,891,254
TOTAL COMMON STOCKS
(Cost $844,472,433) 1,037,805,786
TOTAL LONG-TERM INVESTMENTS
(Cost $844,472,433) 1,037,805,786

Portfolio of Investments March 31, 2026
(continued)
Multi Cap Value

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.6%
28149731 REPURCHASE AGREEMENTS - 2 .6% 28149731
$ 449,731 (b) Fixed Income Clearing Corporation 1 .060% 04/01/26 $ 449,731
27,700,000 (c) Fixed Income Clearing Corporation 3 .600 04/01/26 27,700,000
TOTAL REPURCHASE AGREEMENTS
(Cost $28,149,731) 28,149,731
TOTAL SHORT-TERM INVESTMENTS
(Cost $28,149,731) 28,149,731
TOTAL INVESTMENTS - 99 .7%
(Cost $ 872,622,164 ) 1,065,955,517
OTHER ASSETS & LIABILITIES, NET -  0.3% 2,940,264
NET ASSETS - 100% $ 1,068,895,781
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 1.060% dated 3/31/26 to be repurchased at $449,744 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 3.375% and maturity date 11/30/27, valued at $458,753.
(c) Agreement with Fixed Income Clearing Corporation, 3.600% dated 3/31/26 to be repurchased at $27,702,770 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/56, valued at $28,254,041.
Multi Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,037,805,786 $ – $ – $ 1,037,805,786
Short-Term Investments:
Repurchase Agreements – 28,149,731 – 28,149,731
Total $ 1,037,805,786 $ 28,149,731 $ – $ 1,065,955,517

Portfolio of Investments March 31, 2026
Large Cap Value Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.5%
34915870 COMMON STOCKS - 97 .5% 34915870
AUTOMOBILES & COMPONENTS - 3.4%
28,472 Ford Motor Co $ 328,567
12,148 General Motors Co 905,026
TOTAL AUTOMOBILES & COMPONENTS 1,233,593
BANKS - 9.7%
10,458 Citigroup, Inc 1,186,042
7,473 Fifth Third Bancorp 347,196
3,207 JPMorgan Chase & Co 943,371
12,052 Wells Fargo & Co 959,460
TOTAL BANKS 3,436,069
CAPITAL GOODS - 13.9%
3,335 (a) Boeing Co 663,765
11,101 Carrier Global Corp 625,097
15,002 Flowserve Corp 1,102,797
2,472 General Dynamics Corp 848,440
864 Hubbell, Inc 423,999
4,622 nVent Electric plc 546,690
4,139 Regal Rexnord Corp 775,069
TOTAL CAPITAL GOODS 4,985,857
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.7%
2,870 (a) Amazon.com, Inc 597,735
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 597,735
CONSUMER DURABLES & APPAREL - 0.6%
1,926 PulteGroup, Inc 226,517
TOTAL CONSUMER DURABLES & APPAREL 226,517
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.2%
6,416 Target Corp 777,619
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 777,619
ENERGY - 10.8%
8,907 Baker Hughes Co 543,772
3,809 Cheniere Energy, Inc 1,080,842
3,238 Chevron Corp 669,942
31,850 Permian Resources Holdings, Inc, Class A 679,042
9,757 Shell plc, ADR 907,401
TOTAL ENERGY 3,880,999
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
3,036 Camden Property Trust 296,496
3,063 Simon Property Group, Inc 571,341
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 867,837
FINANCIAL SERVICES - 6.6%
4,414 Capital One Financial Corp 805,246
4,579 (a) Fiserv, Inc 255,508
3,550 KKR & Co, Inc 328,375
3,282 Morgan Stanley 540,119
3,390 State Street Corp 429,038
TOTAL FINANCIAL SERVICES 2,358,286
FOOD, BEVERAGE & TOBACCO - 2.9%
11,853 Mondelez International, Inc, Class A 683,207
2,226 Philip Morris International, Inc 368,047
TOTAL FOOD, BEVERAGE & TOBACCO 1,051,254
HEALTH CARE EQUIPMENT & SERVICES - 1.6%
2,833 Quest Diagnostics, Inc 555,211
TOTAL HEALTH CARE EQUIPMENT & SERVICES 555,211
HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
37,578 Kenvue, Inc 647,845
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 647,845

Portfolio of Investments March 31, 2026
(continued)
Large Cap Value Opportunities

SHARES DESCRIPTION VALUE
INSURANCE - 3.4%
6,020 American International Group, Inc $ 453,005
907 Aon plc, Class A 292,761
1,619 RenaissanceRe Holdings Ltd 481,216
TOTAL INSURANCE 1,226,982
MATERIALS - 3.8%
10,659 DuPont de Nemours, Inc 488,182
5,664 Freeport-McMoRan, Inc 332,930
13,380 Smurfit Westrock plc 533,193
TOTAL MATERIALS 1,354,305
MEDIA & ENTERTAINMENT - 5.3%
2,844 Alphabet, Inc, Class A 817,821
33,352 (a) TripAdvisor, Inc 355,532
7,766 Walt Disney Co 748,487
TOTAL MEDIA & ENTERTAINMENT 1,921,840
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
3,068 AstraZeneca plc 605,071
3,850 Gilead Sciences, Inc 536,575
64,635 Haleon plc, ADR 646,996
836 Regeneron Pharmaceuticals, Inc 645,927
11,631 Sanofi S.A., ADR 560,382
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,994,951
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
16,002 (a) Intel Corp 706,167
3,722 Qnity Electronics, Inc 429,444
2,354 Texas Instruments, Inc 457,006
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,592,617
SOFTWARE & SERVICES - 2.7%
4,442 (a) Akamai Technologies, Inc 510,164
16,809 Gen Digital, Inc 316,514
910 Oracle Corp 133,870
TOTAL SOFTWARE & SERVICES 960,548
TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
1,030 Seagate Technology Holdings plc 403,513
14,166 (a) Viasat, Inc 648,803
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,052,316
TELECOMMUNICATION SERVICES - 2.3%
27,886 AT&T, Inc 808,415
TOTAL TELECOMMUNICATION SERVICES 808,415
TRANSPORTATION - 1.4%
2,046 Union Pacific Corp 496,401
TOTAL TRANSPORTATION 496,401
UTILITIES - 5.3%
4,694 Alliant Energy Corp 336,841
2,802 Duke Energy Corp 366,894
9,082 Eversource Energy 629,201
5,516 Pinnacle West Capital Corp 555,737
TOTAL UTILITIES 1,888,673
TOTAL COMMON STOCKS
(Cost $23,803,188) 34,915,870
TOTAL LONG-TERM INVESTMENTS
(Cost $23,803,188) 34,915,870

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.0%
1,075,000 REPURCHASE AGREEMENTS - 3 .0% 1,075,000
$ 1,075,000 (b) Fixed Income Clearing Corporation 3 .600% 04/01/26 $ 1,075,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,075,000) 1,075,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,075,000) 1,075,000
TOTAL INVESTMENTS - 100
.5
%
(Cost $ 24,878,188 ) 35,990,870
OTHER ASSETS & LIABILITIES, NET -  (0.5)% (176,457)
NET ASSETS - 100% $ 35,814,413
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.600% dated 3/31/26 to be repurchased at $1,075,108 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/56, valued at $1,096,619.
Large Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 34,915,870 $ – $ – $ 34,915,870
Short-Term Investments:
Repurchase Agreements – 1,075,000 – 1,075,000
Total $ 34,915,870 $ 1,075,000 $ – $ 35,990,870

Portfolio of Investments March 31, 2026
Small/Mid Cap Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 95.5%
105857935 COMMON STOCKS - 95.5% 105857935
BANKS - 8.2%
17,090 East West Bancorp, Inc $ 1,824,528
21,349 Pinnacle Financial Partners, Inc 1,839,003
20,793 Popular, Inc 2,789,796
27,373 SOUTHSTATE BANK CORP 2,532,550
TOTAL BANKS 8,985,877
CAPITAL GOODS - 18.9%
21,765 Donaldson Co, Inc 1,847,196
33,895 Flowserve Corp 2,491,621
21,812 Fortune Brands Innovations, Inc 850,014
18,271 Franklin Electric Co, Inc 1,684,038
72,464 (a) Gates Industrial Corp plc 1,638,411
9,515 IDEX Corp 1,803,568
9,728 ITT, Inc 1,853,476
17,424 nVent Electric plc 2,060,911
13,673 Regal Rexnord Corp 2,560,405
50,077 Sensata Technologies Holding plc 1,763,712
10,890 Timken Co 1,095,207
8,662 (a) Vicor Corp 1,394,582
TOTAL CAPITAL GOODS 21,043,141
COMMERCIAL & PROFESSIONAL SERVICES - 3.4%
87,292 (a) Amentum Holdings, Inc 2,276,576
26,766 (a) Parsons Corp 1,449,914
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,726,490
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.9%
31,660 Academy Sports & Outdoors, Inc 1,787,207
17,034 Signet Jewelers Ltd 1,441,758
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,228,965
CONSUMER DURABLES & APPAREL - 3.7%
26,878 (a),(b) Birkenstock Holding PLC 963,039
87,035 Levi Strauss & Co, Class A 1,609,277
41,527 (a) YETI Holdings, Inc 1,519,473
TOTAL CONSUMER DURABLES & APPAREL 4,091,789
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
15,099 (a) BJ's Wholesale Club Holdings, Inc 1,486,044
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,486,044
ENERGY - 9.9%
50,376 (a) Antero Resources Corp 2,137,957
52,706 APA Corp 2,236,843
50,913 Flowco Holdings, Inc, Class A 1,048,808
18,054 National Fuel Gas Co 1,696,354
106,572 Permian Resources Holdings, Inc, Class A 2,272,115
16,590 Weatherford International plc 1,569,082
TOTAL ENERGY 10,961,159
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.4%
12,357 EastGroup Properties, Inc 2,287,157
23,907 First Industrial Realty Trust, Inc 1,383,020
25,391 LXP Industrial Trust 1,174,588
47,569 Weyerhaeuser Co 1,162,111
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 6,006,876
FINANCIAL SERVICES - 6.6%
147,325 AGNC Investment Corp 1,477,670
282,900 BGC Group, Inc, Class A 2,766,762
78,946 Perella Weinberg Partners 1,433,659
22,340 Stifel Financial Corp 1,651,373
TOTAL FINANCIAL SERVICES 7,329,464

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.7%
47,432 (a) QuidelOrtho Corp $ 779,308
TOTAL HEALTH CARE EQUIPMENT & SERVICES 779,308
INSURANCE - 3.9%
6,236 Everest Group Ltd 2,038,237
287,292 (a) Genworth Financial, Inc 2,332,811
TOTAL INSURANCE 4,371,048
MATERIALS - 4.6%
9,652 Avery Dennison Corp 1,666,707
16,448 Celanese Corp 1,081,785
20,184 Westlake Corp 2,357,895
TOTAL MATERIALS 5,106,387
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
91,905 (a) ADMA Biologics, Inc 828,064
52,985 (a) Alkermes plc 1,873,550
24,686 Bio-Techne Corp 1,290,090
37,372 Bruker Corp 1,349,877
3,525 (a) United Therapeutics Corp 2,090,254
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,431,835
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
23,478 (a) Zillow Group, Inc, Class A 971,754
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 971,754
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.1%
23,397 (a) Ambarella, Inc 1,204,361
100,414 (a) MaxLinear, Inc 1,746,199
27,562 Power Integrations, Inc 1,411,174
21,350 (a) Rambus, Inc 1,836,741
22,824 (a) Synaptics, Inc 1,598,593
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,797,068
SOFTWARE & SERVICES - 2.7%
15,867 (a) Akamai Technologies, Inc 1,822,325
105,591 (a) UiPath, Inc, Class A 1,172,060
TOTAL SOFTWARE & SERVICES 2,994,385
TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
26,522 Ralliant Corp 1,103,050
75,894 (a) Viasat, Inc 3,475,946
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,578,996
TRANSPORTATION - 1.6%
31,085 Knight-Swift Transportation Holdings, Inc 1,789,874
TOTAL TRANSPORTATION 1,789,874
UTILITIES - 2.9%
12,897 (b) IDACORP, Inc 1,843,884
36,617 UGI Corp 1,333,591
TOTAL UTILITIES 3,177,475
TOTAL COMMON STOCKS
(Cost $89,793,388) 105,857,935
TOTAL LONG-TERM INVESTMENTS
(Cost $89,793,388) 105,857,935
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.5%
2,785,624 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
3.680% (d) 2,785,624
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,785,624) 2,785,624

Portfolio of Investments March 31, 2026
(continued)
Small/Mid Cap Value

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  4.3%
4784189 REPURCHASE AGREEMENTS - 4.3% 4784189
$ 159,189 (e) Fixed Income Clearing Corporation 1.060% 04/01/26 $ 159,189
4,625,000 (f) Fixed Income Clearing Corporation 3.600 04/01/26 4,625,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,784,189) 4,784,189
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,784,189) 4,784,189
TOTAL INVESTMENTS - 102.3%
(Cost $97,363,201 ) 113,427,748
OTHER ASSETS & LIABILITIES, NET -  (2.3)% (2,575,981)
NET ASSETS - 100% $ 110,851,767
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $2,778,841.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 1.060% dated 3/31/26 to be repurchased at $159,194 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 3.375% and maturity date 11/30/27, valued at $162,518.
(f) Agreement with Fixed Income Clearing Corporation, 3.600% dated 3/31/26 to be repurchased at $4,625,463 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/55, valued at $4,717,579.
Small/Mid Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 105,857,935 $ – $ – $ 105,857,935
Investments Purchased with Collateral from Securities
Lending 2,785,624 – – 2,785,624
Short-Term Investments:
Repurchase Agreements – 4,784,189 – 4,784,189
Total $ 108,643,559 $ 4,784,189 $ – $ 113,427,748

Portfolio of Investments March 31, 2026
Small Cap Value Opportunities
+9
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.4%
258945950 COMMON STOCKS - 96 .4% 258945950
BANKS - 12.2%
192,951 Atlantic Union Bankshares Corp $ 6,896,069
152,345 Glacier Bancorp, Inc 6,805,251
188,450 Home BancShares, Inc 5,074,959
218,563 Seacoast Banking Corp of Florida 6,620,273
589,390 Valley National Bancorp 7,237,709
TOTAL BANKS 32,634,261
CAPITAL GOODS - 12.9%
16,062 Alamo Group, Inc 2,649,748
50,011 Atkore, Inc 2,946,148
147,145 (a),(b) Cardinal Infrastructure Group, Inc, Class A 5,835,035
84,056 Douglas Dynamics, Inc 3,537,917
21,849 (b) Ducommun, Inc 2,665,578
43,448 Franklin Electric Co, Inc 4,004,602
156,065 (b) Gates Industrial Corp plc 3,528,630
119,086 Mueller Water Products, Inc, Class A 3,273,674
52,487 (b) Proto Labs, Inc 2,992,809
20,477 (b) Vicor Corp 3,296,797
TOTAL CAPITAL GOODS 34,730,938
COMMERCIAL & PROFESSIONAL SERVICES - 2.1%
216,276 (b) Amentum Holdings, Inc 5,640,478
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,640,478
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.7%
59,058 Academy Sports & Outdoors, Inc 3,333,824
83,219 (b) GigaCloud Technology, Inc, Class A 3,776,478
95,716 (b) National Vision Holdings, Inc 2,479,044
35,862 Signet Jewelers Ltd 3,035,360
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,624,706
CONSUMER DURABLES & APPAREL - 1.3%
93,613 (b) YETI Holdings, Inc 3,425,300
TOTAL CONSUMER DURABLES & APPAREL 3,425,300
ENERGY - 10.4%
172,745 Flowco Holdings, Inc, Class A 3,558,547
146,646 (b) Innovex International, Inc 3,576,696
189,525 Magnolia Oil & Gas Corp, Class A 5,983,304
160,917 Northern Oil & Gas, Inc 4,703,604
93,279 PBF Energy, Inc, Class A 4,441,946
185,606 SM Energy Co 5,787,195
TOTAL ENERGY 28,051,292
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.0%
335,445 Americold Realty Trust, Inc 3,844,200
154,428 Curbline Properties Corp 3,982,698
82,654 LXP Industrial Trust 3,823,574
235,541 Sabra Health Care REIT, Inc 4,529,453
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 16,179,925
FINANCIAL SERVICES - 5.2%
654,096 BGC Group, Inc, Class A 6,397,059
112,344 Marex Group plc 5,008,296
146,395 Perella Weinberg Partners 2,658,533
TOTAL FINANCIAL SERVICES 14,063,888
HEALTH CARE EQUIPMENT & SERVICES - 5.3%
32,298 (b) Addus HomeCare Corp 3,024,708
107,524 (b) Castle Biosciences, Inc 2,639,714
57,722 (b) LivaNova plc 3,668,810
232,532 (b) Pediatrix Medical Group, Inc 4,973,860
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,307,092

Portfolio of Investments March 31, 2026
(continued)
Small Cap Value Opportunities

SHARES DESCRIPTION VALUE
INSURANCE - 2.2%
731,495 (b) Genworth Financial, Inc $ 5,939,739
TOTAL INSURANCE 5,939,739
MATERIALS - 5.9%
237,568 (a),(b) Flotek Industries, Inc 4,031,529
47,416 Minerals Technologies, Inc 3,362,743
177,209 Olin Corp 5,268,423
99,997 Worthington Steel, Inc 3,034,909
TOTAL MATERIALS 15,697,604
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.7%
176,714 (b) 10X Genomics, Inc, Class A 3,751,638
223,093 (b) ADMA Biologics, Inc 2,010,068
124,051 (b) Alkermes plc 4,386,443
4,323 (b) Praxis Precision Medicines, Inc 1,392,828
51,395 (b) Prestige Consumer Healthcare, Inc 3,046,182
110,929 (b) WaVe Life Sciences Ltd 804,235
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 15,391,394
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
56,970 (b) Ambarella, Inc 2,932,531
233,620 (b) MaxLinear, Inc 4,062,652
73,889 (b) Photronics, Inc 2,985,854
71,545 Power Integrations, Inc 3,663,104
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 13,644,141
SOFTWARE & SERVICES - 2.9%
320,251 Adeia, Inc 7,695,631
TOTAL SOFTWARE & SERVICES 7,695,631
TECHNOLOGY HARDWARE & EQUIPMENT - 11.0%
296,680 (b) Arlo Technologies, Inc 4,221,756
105,410 (b) Daktronics, Inc 2,060,766
37,256 (b) Itron, Inc 3,339,255
148,456 (b) Knowles Corp 3,812,350
96,894 (b) NetScout Systems, Inc 3,080,260
747,332 (b) Powerfleet, Inc NJ 2,301,783
62,888 Ralliant Corp 2,615,512
174,142 (b) Viasat, Inc 7,975,704
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 29,407,386
UTILITIES - 3.5%
76,691 Northwest Natural Holding Co 4,081,495
59,981 Spire, Inc 5,430,680
TOTAL UTILITIES 9,512,175
TOTAL COMMON STOCKS
(Cost $223,454,151) 258,945,950
TOTAL LONG-TERM INVESTMENTS
(Cost $223,454,151) 258,945,950
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
1,329,417 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
3 .680% (d) 1,329,417
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,329,417) 1,329,417

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.7%
7224210 REPURCHASE AGREEMENTS - 2 .7% 7224210
$ 7,000,000 (e) Fixed Income Clearing Corporation 3 .600% 04/01/26 $ 7,000,000
224,210 (f) Fixed Income Clearing Corporation 1 .060 04/01/26 224,210
TOTAL REPURCHASE AGREEMENTS
(Cost $7,224,210) 7,224,210
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,224,210) 7,224,210
TOTAL INVESTMENTS - 99 .6%
(Cost $ 232,007,778 ) 267,499,577
OTHER ASSETS & LIABILITIES, NET -  0.4% 1,185,755
NET ASSETS - 100% $ 268,685,332
REIT Real Estate Investment Trust
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $1,375,859.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.600% dated 3/31/26 to be repurchased at $7,000,700 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/55, valued at $7,140,030.
(f) Agreement with Fixed Income Clearing Corporation, 1.060% dated 3/31/26 to be repurchased at $224,217 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 3.375% and maturity date 11/30/27, valued at $228,841.
Small Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 258,945,950 $ – $ – $ 258,945,950
Investments Purchased with Collateral from Securities
Lending 1,329,417 – – 1,329,417
Short-Term Investments:
Repurchase Agreements – 7,224,210 – 7,224,210
Total $ 260,275,367 $ 7,224,210 $ – $ 267,499,577